CONSOLIDATED STATEMENTS OF CASH FLOWS - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Cash flows from operating activities:
Net income (loss)	¥ 160,397	¥ 219,367	¥ (94,711)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	63,846	63,583	57,924
Impairment of goodwill			81,372
Stock-based compensation	28,251	12,694	21,814
(Gain) loss on investments in equity securities	(14,053)	14,726	6,983
(Gain) loss on investments in subsidiaries and affiliates	45,086	(72,841)	5,719
Equity in earnings of affiliates, net of dividends received	(15,716)	(20,342)	(19,043)
(Gain) Loss on disposal of office buildings, land, equipment and facilities	(64,730)	(3,957)	2,455
Deferred income taxes	(21,113)	(23,911)	21,565
Changes in operating assets and liabilities:
Time deposits	43,560	(33,029)	21,832
Deposits with stock exchanges and other segregated cash	13,878	(97,424)	13,752
Trading assets and private equity and debt investments	1,468,357	(2,754,743)	925,384
Trading liabilities	777,741	428,997	(143,141)
Securities purchased under agreements to resell, net of securities sold under agreements to repurchase	(1,453,871)	2,224,371	(3,274,866)
Securities borrowed, net of securities loaned	(1,242,489)	291,777	1,987,331
Other secured borrowings	(326,450)	301,019	1,198
Loans and receivables, net of allowance for doubtful accounts	1,145,429	(1,358,242)	157,599
Payables	(33,994)	788,007	(63,683)
Bonus accrual	15,840	16,202	(46,602)
Accrued income taxes, net	55,712	(2,787)	8,241
Other, net	20,089	(9,410)	(32,288)
Net cash provided by (used in) operating activities	665,770	(15,943)	(361,165)
Cash flows from investing activities:
Payments for purchases of office buildings, land, equipment and facilities	(119,875)	(206,745)	(319,090)
Proceeds from sales of office buildings, land, equipment and facilities	49,642	209,197	262,908
Proceeds from sales of investments in equity securities	6,502	13,323	519
Decrease (increase) in loans receivable at banks, net	(83,412)	43,920	(74,048)
Decrease (increase) in non-trading debt securities, net	38,409	(2,359)	29,452
Business combinations or disposals, net	(11,152)	(2,484)
Decrease (increase) in investments in affiliated companies, net	(9,182)	160,799	(8,290)
Other, net	(9,958)	685	(3,954)
Net cash provided by (used in) investing activities	(139,026)	216,336	(112,503)
Cash flows from financing activities:
Increase in long-term borrowings	2,067,725	2,364,260	2,142,212
Decrease in long-term borrowings	(2,068,695)	(2,402,621)	(1,625,516)
Increase (decrease) in short-term borrowings, net	(325,237)	656,205	85,900
Increase (decrease) in deposits received at banks, net	126,177	(93,260)	257,471
Proceeds from sales of common stock held in treasury	215	285	313
Payments for repurchases of common stock held in treasury	(11)	(150,009)	(51,714)
Payments for cash dividends	(76,358)	(58,416)	(47,475)
Contribution from noncontrolling interests	6,257	15,618
Net cash provided by (used in) financing activities	(269,927)	332,062	761,191
Effect of exchange rate changes on cash, cash equivalents, restricted cash and restricted cash equivalents	60,884	(27,277)	44,741
Net increase in cash, cash equivalents, restricted cash and restricted cash equivalents	317,701	505,178	332,264
Cash, cash equivalents, restricted cash and restricted cash equivalents at beginning of year	3,192,310	2,687,132	2,354,868
Cash, cash equivalents, restricted cash and restricted cash equivalents at end of year	3,510,011	3,192,310	2,687,132
Cash paid during the year for-
Interest	222,024	677,160	700,855
Income tax payments, net	¥ 35,675	¥ 55,592	¥ 27,204